Employee benefits - Summary of Change in Plan Assets for Defined Benefit Provident Fund Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	$ 162.6	₨ 12,313.1	₨ 11,282.2
Acquisition/(Divestment)	(0.3)	(26.5)
Interest income	(11.0)	(831.2)	(776.7)
Return on plan assets, (excluding amount included in net Interest Cost)	1.5	110.1	355.9
End of the year	170.7	12,918.1	12,313.1
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Interest income	0.7	55.5	35.4
Return on plan assets, (excluding amount included in net Interest Cost)	(30.6)	(2,322.1)	147.3
Defined Benefit Provident Fund Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	589.8	44,702.1	40,585.0
Acquisition/(Divestment)	(106.1)	(8,042.8)	(1,256.6)
Interest income	46.3	3,509.2	3,422.0
Return on plan assets, (excluding amount included in net Interest Cost)	30.6	2,322.1	(147.3)
Contributions (employer and employee)	55.3	4,190.3	4,512.4
Benefits paid	(41.9)	(3,173.0)	(2,413.4)
Reduction arising from surrender of Provident Fund exemption of subsidiaries	(26.0)	(1,973.3)
End of the year	$ 548.0	₨ 41,534.6	₨ 44,702.1